PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 69,080	$ 64,276
Less accumulated depreciation	(33,643)	(28,228)	$ (37,510)
Property and equipment, net	35,437	36,048	$ 33,780
Depreciation expense	5,495	6,626
Depreciation expense included in cost of goods sold	2,523	2,900
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	4,620	4,620
Building and improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	17,367	15,030
Furniture and fixtures
PROPERTY AND EQUIPMENT
Property and equipment, gross	1,288	1,191
Computer hardware and software
PROPERTY AND EQUIPMENT
Property and equipment, gross	23,125	22,273
Machinery and equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	22,162	20,066
Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 518	$ 1,096